CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues
O-rings and rubber product sales	$ 1,627,886	$ 1,741,432	$ 5,694,086	$ 6,420,933
Freight services	22,214		92,200	288,815
Rental services	13,050		73,351	24,925
Total revenues	1,663,150	1,741,432	5,859,637	6,734,673
Cost of sales
Cost of goods	1,006,249	923,531	3,833,272	3,794,000
Cost of services	60,483	258,206	322,106	312,293
Total cost of sales	1,066,732	1,181,737	4,155,378	4,106,293
Gross profit	596,418	559,695	1,704,259	2,628,380
Operating expenses
Sales and marketing	107,194	10,438	174,738	41,239
General and administrative	308,264	406,620	1,347,856	2,120,427
Total operating expenses	415,458	417,058	1,522,594	2,161,666
Operating income	180,960	142,637	181,665	466,714
Other income and expense
Other income	4,298	10,103	31,544	22,061
Other expense
Interest expense	(29,380)	(36,941)	(112,112)	(70,660)
Total other income and (expense)	(25,082)	(26,838)	(80,568)	(48,599)
Income before provision for income taxes	155,878	115,799	101,097	418,115
Provision for income taxes	44,956	23,160	41,297	170,802
Net income	110,922	92,639	59,800	247,313
Other comprehensive income/(loss)
Unrealized gain/(loss) on interest rate swap contract	(17,606)	(4,699)	47,112	(11,567)
Comprehensive income	$ 93,316	$ 87,940	$ 106,912	$ 235,746
Net income per share of common stock
Basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.01
Weighted average number of shares outstanding
Weighted average shares outstanding (basic and diluted)	37,074,040	36,195,896	36,789,408	36,000,000